                       [LETTERHEAD OF AFBA APPEARS HERE]

                               Semi-Annual Report
                               November 30, 1996

Dear Shareholder:

It is a pleasure to send you the semi-annual report for the AFBA Five Star Shares of the M.S.D.&T. Funds, Inc. (the "Company") for the six months ended November 30, 1996. The report includes financial information on the Value Equity and Intermediate Fixed Income Funds.

During the past six months the stock and bond markets rewarded investors with returns well above their long-term averages. The S&P 500 Index posted a total return of 14.4%, while the Lehman Brothers Intermediate Government/Corporate Index earned 6.1%. A favorable tailwind to the financial markets' performance has been provided by large inflows of funds. The stock market has been the beneficial recipient of unprecedented mutual fund inflows while foreign central banks have purchased Treasury securities in record amounts. At the same time, economic activity has expanded at a pace which has driven earnings higher without inflationary consequences. Monetary policy makers have kept short-term interest rates stable while fiscal policy has focused on balancing the federal budget deficit.

The AFBA Five Star Shares of the M.S.D.&T. Value Equity Fund generated a 14.1% total return for the six months ending November 30, 1996(1). Since its inception in late 1995 through November 30, 1996, the Fund's AFBA Five Star Shares have earned an average annual total return of 22.9%(1).

On balance, interest rates on term securities have trended downward during the past six months, resulting in small capital appreciation complementing income returns. The Federal Reserve Bank correctly anticipated a slowing growth rate in the economy and chose to leave short-term interest rates unchanged. The status quo in Fed policy had beneficial consequences for the bond markets where market participants had already discounted a slightly more restrictive policy. For the six months ended November 30, 1996 the AFBA Five Star Shares of the M.S.D.&T. Intermediate Fixed Income Fund had a total return of 6.0%(1) while the Lehman Brothers Intermediate Government/Corporate Index showed a 6.1% gain.

The investment adviser anticipates a benign economic environment where Real GDP is not anticipated to drop to recessionary levels nor threaten to expand above the Federal Reserve Bank's perceived target range of non-inflationary growth. Indeed, the fundamentals of slow growth, subdued reported inflation, continued inflows of funds and fiscal and monetary policies favorable toward the capital markets is widely apparent. The major concern of the adviser is that much of the good news may already be imbedded at current price levels. The adviser does not anticipate any significant changes in monetary or fiscal policies which would drastically effect the current equilibrium.

The pages that follow discuss the performance, structure and strategy of each of the M.S.D.&T. Funds, as well as providing a detailed list of assets held(2). We appreciate your investment in the AFBA Five Star Shares of the M.S.D.&T. Funds and welcome any comments or questions regarding the Funds.

                                               Sincerely,

                                               /s/ Leslie B. Disharoon

                                               Leslie B. Disharoon

Shares of the M.S.D.&T. Funds, Inc. are not bank deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Mercantile-Safe Deposit and Trust Company or AFBA Industrial Bank, its parent company or its affiliates, and such shares are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. AFBA Industrial Bank is a wholly-owned subsidiary of Armed Forces Benefit Services, Inc. and is not affiliated with AEGON USA, Mercantile-Safe Deposit and Trust Company, BISYS Fund Services, The Fifth Third Bank or State Street Bank and Trust Company. Investment in the Funds involves risk, including the possible loss of principal.

For more complete information on the AFBA Five Star Shares of the M.S.D.&T. Funds, Inc., please call (800) 782-4797 to receive a prospectus, which should be read carefully before investing. BISYS Funds Services serves as the Funds' distributor.

/(1)/ Total return and principal value of investments will fluctuate with market changes and shares, when redeemed, may be worth more or less than their original cost. Figures for the period indicated reflect fee waivers in effect, reinvestment of dividends, distributions, and capital gains as well as changes in share price. Fee waivers may result in higher total returns than would occur if full fees were charged. Past performance is not a guarantee of future results.


                                                       Value Equity Fund   Intermediate Fixed Income Fund
                                                        (AFBA Five Star           (AFBA Five Star
                                                            Shares)                   Shares)
                                                     -------------------   -----------------------------
Total Return for the one year ended
   December 31, 1996                                         19.4%                            2.8%
Inception Date                                            12/1/95                         12/1/95
Total return since inception to December 31, 1996            19.7%                            3.6%


 (2)  The composition of the Funds' holdings is subject to change.


---------------------------

                        The M.S.D.&T. Value Equity Fund

The equity market continued to advance during the six months ended November 30, 1996. The S&P 500 Index produced a total return of 14.4% for the six months, a return well in excess of the long run average return for equity securities in the U.S. market.

The market benefited from the benign outlook for inflation and interest rates, from the continuation of the strong trend in corporate profits, and the ongoing substantial inflow of funds for investment in the equity market. Although most measures of valuation were at or near record highs, enthusiasm of common stocks continued throughout the first half of the Fund's fiscal year.

The AFBA Five Star Shares of the M.S.D.&T. Value Equity Fund produced a total return for the six-month period of 14.1%, nearly matching the return of the
general market.   The Fund's holdings of larger consumer oriented companies, whose earnings are not dependent on the business cycle, contributed to the result, as did well represented positions in the bank and insurance groups, where falling interest rates aided earnings growth.

The recent focus on earnings growth and sustainability has resulted in a slightly higher price/earnings ratio for the Fund and a slightly lower dividend yield. Despite these changes, the Fund's yield and the portfolio relationship of price to earnings continues to be below the average of the general market. During the past six months, the Fund's cash reserves have been kept at minimal levels.



                  The M.S.D.&T. Intermediate Fixed Income Fund

After initially rising on fears of a tightening monetary policy, interest rates reversed themselves and fell by 0.6% to 0.8% across the Treasury yield curve by the end of the semi-annual period. Market participants were concerned by rising commodity prices and a fear of rising wage pressure as the unemployment rate fell to new cyclical lows. However, when the Federal Reserve did not act to raise short-term rates in late September, the market broke out of its summer-long trading range, bringing down the yield on ten-year Treasuries to about 6%.

During the past six months, investment quality within the Fund remained very high. Combined Treasury, Government Agency and Government Mortgage exposure totaled 82% of the Fund. During the first half of the semi-annual period, investments were made in the ten year area of the Treasury curve as yields approached 7%. Additionally, the corporate bond exposure was increased incrementally in the five to ten year sector, as some yield spreads widened near the end of the period. The average maturity of the Fund fell slightly by 0.1 years to 4.9 years.

As a result of the decline in interest rates, the Fund's AFBA Five Star Shares enjoyed a strong rise in NAV over the period, increasing $0.33 to $10.53 per share. Looking out over the next twelve to eighteen months, the investment adviser is concerned by the increasing need for foreign investment to maintain the current interest rate environment. Should yields around the world start to rise due to increased economic activity, U.S. yields may be forced higher in a sympathetic move. Outside of this need for foreign capital, the domestic indicators continue to point to a benign interest rate environment.

                             M.S.D.&T. Funds, Inc.
                               VALUE EQUITY FUND
                            Statement of Net Assets
                               November 30, 1996
                                  (Unaudited)

                                                    Percentage of                          Number of
                                                      Net Assets                             Shares                 Value
                                                      ----------                             ------                 -----
COMMON STOCK                                           97.8%
Airlines                                                1.6%
Southwest Airlines Co.                                                                         76,700           $    1,898,325
                                                                                                                 -------------
Banks                                                   7.9%
Barnett Banks, Inc.                                                                            32,000                1,408,000
CoreStates Financial Corp.                                                                     54,000                2,909,250
J.P. Morgan & Co.                                                                              27,000                2,548,125
Regions Financial Corp.                                                                        19,500                1,045,688
Sun Trust Banks Inc.                                                                           36,000                1,827,000
                                                                                                                 -------------
                                                                                                                     9,738,063
                                                                                                                 -------------
Beverages                                               2.3%
Pepsico Inc.                                                                                   93,000                2,778,375
                                                                                                                 -------------
Chemicals                                               6.0%
Air Products & Chemicals Inc.                                                                  43,000                2,988,500
E.I. duPont deNemours & Co.                                                                    46,300                4,363,775
                                                                                                                 -------------
                                                                                                                     7,352,275
                                                                                                                 -------------
Computer Equipment                                      5.0%
Hewlett-Packard Co.                                                                            54,400                2,930,800
International Business Machine Corp.                                                           20,000                3,187,500
                                                                                                                 -------------
                                                                                                                     6,118,300
                                                                                                                 -------------
Computer Software                                       1.7%
AutoDesk Inc.                                                                                  24,000                  672,000
Electronic Data Services Corp.                                                                 30,000                1,451,250
                                                                                                                 -------------
                                                                                                                     2,123,250
                                                                                                                 -------------
Consumer Goods                                          3.5%
Colgate Palmolive Co.                                                                          26,700                2,473,088
Proctor & Gamble Co.                                                                           17,000                1,848,750
                                                                                                                 -------------
                                                                                                                     4,321,838
                                                                                                                 -------------
Electrical Equipment                                    4.8%
ABB AB ADR                                                                                     15,000                1,723,125
General Electric Co.                                                                           28,000                2,912,000
Hubbell, Inc. "B"                                                                              28,800                1,209,600
                                                                                                                 -------------
                                                                                                                     5,844,725
                                                                                                                 -------------
Electronics                                             2.5%
Intel Corp.                                                                                    24,300                3,083,063
                                                                                                                 -------------
Foods                                                   5.6%
Giant Food, Inc. "A"                                                                           73,500                2,480,625
McCormick & Co., Inc.                                                                          80,000                1,970,000
Nestle Registered ADR                                                                          43,900                2,384,903
                                                                                                                 -------------
                                                                                                                     6,835,528
                                                                                                                 -------------
Home Furnishings                                        0.3%
Maytag Corp.                                                                                   21,000                  401,625
                                                                                                                 -------------
Industrial Goods                                        4.0%
Corning Inc.                                                                                   68,400                2,770,200
PPG Industries Inc.                                                                            36,000                2,205,000
                                                                                                                 -------------
                                                                                                                     4,975,200
                                                                                                                 -------------
Insurance                                               7.4%
Chubb Corp.                                                                                    55,000                2,983,750
General RE Corp.                                                                                4,700                  793,125
Jefferson Pilot Corp.                                                                          10,000                  582,500
Lincoln National Corp.                                                                         42,100                2,268,138
Unum Corp.                                                                                     34,500                2,453,812
                                                                                                                 -------------
                                                                                                                     9,081,325
                                                                                                                 -------------
Iron/Steel                                              1.5%
Worthington Industries Inc.                                                                    93,000                1,848,375
                                                                                                                 -------------
Machinery & Heavy Equipment                             3.6%
Caterpillar, Inc.                                                                              16,000                1,266,000
Giddings & Lewis Inc.                                                                          68,000                  799,000
Illinois Tool Works, Inc.                                                                      27,600                2,366,700
                                                                                                                 -------------
                                                                                                                     4,431,700
                                                                                                                 -------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               VALUE EQUITY FUND
                      Statement of Net Assets - Continued
                               November 30, 1996
                                  (Unaudited)


                                                    Percentage of                         Number of
                                                      Net Assets                            Shares                 Value
                                                      ----------                            ------                 -----
COMMON STOCK - Continued
Manufacturing                                           1.3%
Eastman Kodak Co.                                                                              20,000           $    1,620,000
                                                                                                                 -------------
Medical Instruments & Supplies                          2.4%
Johnson & Johnson                                                                              55,000                2,921,875
                                                                                                                 -------------
Natural Gas                                             1.4%
Questar Corp.                                                                                  45,400                1,776,275
                                                                                                                 -------------
Oil Equipment & Services                                4.2%
Halliburton Co.                                                                                22,922                1,381,050
Quaker State Corp.                                                                             80,000                1,370,000
Schlumberger Ltd. ADR                                                                          23,300                2,423,200
                                                                                                                 -------------
                                                                                                                     5,174,250
                                                                                                                 -------------
Paper & Forest Products                                 1.7%
Westvaco Corp.                                                                                 72,300                2,042,475
                                                                                                                 -------------
Petroleum                                               6.2%
Amoco Corp.                                                                                    29,725                2,307,403
Atlantic Richfield Co.                                                                         19,850                2,761,631
Exxon Corp.                                                                                    27,500                2,602,187
                                                                                                                 -------------
                                                                                                                     7,671,221
                                                                                                                 -------------
Pharmaceuticals                                         8.4%
Bristol-Myers Squibb Co.                                                                       31,500                3,583,125
Pfizer Inc.                                                                                    39,400                3,531,225
Warner Lambert Co.                                                                             45,000                3,217,500
                                                                                                                 -------------
                                                                                                                    10,331,850
                                                                                                                 -------------
Retail Department Stores                                2.6%
May Department Stores Co.                                                                      41,300                2,013,375
Wal-Mart Stores, Inc.                                                                          48,000                1,224,000
                                                                                                                 -------------
                                                                                                                     3,237,375
                                                                                                                 -------------
Shoes                                                   1.3%
Stride Rite Corp.                                                                             165,500                1,655,000
                                                                                                                 -------------
Technology                                              2.2%
Motorola, Inc.                                                                                 50,000                2,768,750
                                                                                                                 -------------
Telecommunications                                      2.6%
Ericsson (LM) Tel - ADR                                                                        24,000                  741,000
GTE Corp.                                                                                      28,500                1,278,937
Lucent Technologies Inc.                                                                       24,059                1,233,024
                                                                                                                 -------------
                                                                                                                     3,252,961
                                                                                                                 -------------
Tobacco                                                 2.5%
Philip Morris Inc.                                                                             30,000                3,093,750
                                                                                                                 -------------
Utilities-Telephone                                     3.3%
A T & T Corp.                                                                                  48,000                1,884,000
MCI Communications Corp.                                                                       72,300                2,205,150
                                                                                                                 -------------
                                                                                                                     4,089,150
                                                                                                                 -------------
           TOTAL COMMON STOCK
            (Cost $90,236,969)                                                                                     120,466,899
                                                                                                                 -------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              VALUE EQUITY FUND
                     Statement of Net Assets - Concluded
                               November 30, 1996
                                  (Unaudited)


                                                    Percentage of                          Par
                                                      Net Assets       Maturity           (000)                     Value
                                                      ----------       --------           -----                     -----
REPURCHASE AGREEMENT                                    0.8%
Goldman Sachs & Co. (Agreement dated 11/29/96 to
be repurchased at $1,015,475, collateralized by
$760,000 (Value $1,049,000) U.S. Treasury Notes,
9.875%, due 11/15/15)                                                   12/02/96             $  1,015           $    1,015,000
                                                                                                                 -------------
           TOTAL REPURCHASE AGREEMENT
              (Cost $1,015,000)                                                                                      1,015,000
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $91,251,969*)                                    98.6%                                                       121,481,899

OTHER ASSETS IN EXCESS OF
LIABILITIES                                             1.4%                                                         1,697,164
                                                     ------                                                     --------------
NET ASSETS                                            100.0%                                                      $123,179,063
                                                      =====                                                       ============

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE:
           Institutional Shares
             ($121,775,670 / 7,379,366)                                                                    $16.50
                                                                                                           ======
           AFBA Five Star Shares
             ($1,403,393 / 85,186)                                                                         $16.47
                                                                                                           ======

----------------

 * Cost for Federal income tax purposes is $91,323,127. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

         Excess of value over tax cost.............       $30,862,173
         Excess of tax cost over value.............       $  (703,401)

                See Accompanying Notes to Financial Statments.

                             M.S.D.&T. Funds, Inc.
                        INTERMEDIATE FIXED INCOME FUND
                            Statement of Net Assets
                               November 30, 1996
                                  (Unaudited)


                                                    Percentage of                          Par
                                                      Net Assets       Maturity           (000)                     Value
                                                      ----------       --------           -----                     -----
AGENCY OBLIGATIONS                                     19.7%
Federal Home Loan Bank                                  2.2%
Debentures
    6.34%                                                               06/13/05             $  1,000             $  1,004,530
                                                                                                                   -----------
Federal Home Loan Mortgage Corp.                        2.6%
Debentures
    8.14%                                                               05/20/04                1,000                1,008,490
Mortgage Backed Securities
    6.50%  (Pool #E00201)                                               03/01/08                  163                  162,058
                                                                                                                  ------------
                                                                                                                     1,170,548
Federal National Mortgage Association                   6.5%
Medium Term Notes
    6.08%                                                               09/03/03                  500                  488,600
    6.625%                                                              03/21/06                1,000                1,023,190
Mortgage Backed Securities
    6.00%  (Pool #227994)                                               07/01/08                  724                  705,374
    7.50%  (Pool #282608)                                               05/01/09                  742                  758,545
                                                                                                                  ------------
                                                                                                                     2,975,709
Government National Mortgage Association                8.4%
Mortgage Backed Securities
    8.00%  (Pool #308751)                                               11/15/06                  256                  265,178
    8.00%  (Pool #312726)                                               12/15/06                   29                   30,271
    8.00%  (Pool #319511)                                               12/15/06                   79                   82,089
    6.50%  (Pool #351994)                                               12/15/08                  232                  231,079
    6.50%  (Pool #359462)                                               01/15/09                  244                  242,914
    6.00%  (Pool #372668)                                               01/15/09                  837                  818,933
    8.00%  (Pool #389481)                                               04/15/09                  263                  273,084
    8.00%  (Pool #401484)                                               11/15/09                  914                  948,196
    6.00%  (Pool #410492)                                               01/15/11                  166                  162,160
    6.00%  (Pool #410497)                                               02/15/11                  781                  764,183
                                                                                                                  ------------
                                                                                                                     3,818,087
                                                                                                                  ------------
           TOTAL AGENCY OBLIGATIONS
              (Cost $8,910,483)                                                                                      8,968,874
                                                                                                                  ------------
CORPORATE BONDS                                        13.8%
Beverages                                               0.5%
Coca-Cola Co., Inc.
    7.875% (Aa3, AA)                                                    09/15/98                  200                  207,000
                                                                                                                  ------------
Chemicals                                               0.5%
E.I. duPont de Nemours & Co.
    6.00% (Aa3, AA-)                                                    12/01/01                  250                  248,125
                                                                                                                  ------------
Finance                                                 4.0%
General Electric Capital Corp. Medium Term Notes
    6.125% (Aaa, AAA)                                                   04/15/97                  500                  501,390
Norwest Financial, Inc.
    6.125% (Aa3, AA-)                                                   08/01/03                  300                  296,250
    6.375% (Aa3, AA-)                                                   11/15/03                1,000                1,003,750
                                                                                                                  ------------
                                                                                                                     1,801,390
                                                                                                                  ------------
Foods                                                   0.6%
Kellogg Co.
    5.90% (Aaa, AAA)                                                    07/15/97                  250                  250,457
                                                                                                                  ------------
Pharmaceuticals                                         1.1%
SmithKline Beacham, PLC, Medium Term Notes
    6.625% (Aa3/A+)                                                     10/01/01                  500                  511,875
                                                                                                                  ------------
Retail Merchandising                                    0.6%
Wal-Mart Stores, Inc.
    5.50% (Aa2, AA)                                                     09/15/97                  250                  249,935
                                                                                                                  ------------
Utilities - Electric                                    2.2%
Wisconsin Electic Power Co.
    6.625% (Aa3/AA)                                                     11/15/06                1,000                1,008,750
                                                                                                                   -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                        INTERMEDIATE FIXED INCOME FUND
                      Statement of Net Assets - Continued
                               November 30, 1996
                                  (Unaudited)


                                                    Percentage of                          Par
                                                      Net Assets       Maturity           (000)                     Value
                                                      ----------       --------           -----                     -----
CORPORATE BONDS - Continued
Utilities - Gas                                         2.7%
Consolidated Natural Gas Co.
    5.75% (A1, AA-)                                                     08/01/03               $  475            $     461,938
Northern Illinois Gas Co.
    5.875% (Aa1, AA)                                                    05/01/00                  500                  493,750
Wisconsin Natural Gas Co.
    6.125% (Aa3, AA)                                                    09/01/97                  260                  260,975
                                                                                                                  ------------
                                                                                                                     1,216,663
                                                                                                                  ------------
Utilities - Telephone                                   1.6%
New England Telephone & Telegraph Co.
    5.05% (Aa2, AA-)                                                    10/01/98                  500                  493,750
General Telephone Co. Illinois 1st Mortgage
    7.50% (Aa3, AA)                                                     02/01/02                  250                  253,438
                                                                                                                  ------------
                                                                                                                       747,188
           TOTAL CORPORATE BONDS**                                                                                ------------
              (Cost $6,236,220)                                                                                      6,241,383
                                                                                                                   -----------
U.S. TREASURY OBLIGATIONS                              62.7%
U.S. Treasury Notes
    6.75%                                                               05/31/97                  300                  302,073
    7.375%                                                              11/15/97                1,000                1,017,690
    6.00%                                                               11/30/97                1,000                1,005,520
    5.875%                                                              04/30/98                  500                  502,610
    7.125%                                                              10/15/98                1,000                1,027,860
    5.50%                                                               11/15/98                2,000                1,996,980
    5.125%                                                              12/31/98                1,000                  991,120
    5.00%                                                               01/31/99                1,000                  987,840
    7.00%                                                               04/15/99                1,000                1,029,890
    6.50%                                                               04/30/99                1,000                1,019,520
    6.875%                                                              07/31/99                1,000                1,029,290
    6.00%                                                               10/15/99                1,000                1,009,850
    5.75%                                                               10/31/00                1,500                1,498,860
    5.50%                                                               12/31/00                1,000                  989,530
    5.625%                                                              02/28/01                  600                  596,262
    6.25%                                                               04/30/01                1,000                1,017,220
    7.50%                                                               11/15/01                  450                  481,905
    6.25%                                                               02/15/03                  300                  305,352
    7.25%                                                               05/15/04                3,000                3,228,150
    7.25%                                                               08/15/04                2,300                2,476,410
    7.875%                                                              11/15/04                1,000                1,116,480
    7.50%                                                               02/15/05                1,100                1,204,016
    6.50%                                                               05/15/05                1,500                1,546,065
    7.000%                                                              07/15/06                1,000                1,066,160
    6.500%                                                              10/15/06                1,000                1,032,970
                                                                                                                  ------------
           TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $27,648,033)                                                                                    28,479,623
                                                                                                                  ------------
REPURCHASE AGREEMENT                                    3.3%
Goldman, Sachs & Co.
(Agreement dated 11/29/96 to be repurchased at
$1,516,709 collateralized by $1,170,000 (Value
$1,563,000) U.S. Treasury Notes, 9.25%, due
2/15/16)
    5.61%                                                               12/02/96                1,516                1,516,000
                                                                                                                   -----------
           TOTAL REPURCHASE AGREEMENT
              (Cost $1,516,000)                                                                                      1,516,000
                                                                                                                   -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                        INTERMEDIATE FIXED INCOME FUND
                      Statement of Net Assets - Concluded
                               November 30, 1996
                                  (Unaudited)


                                                    Percentage of
                                                      Net Assets                                                    Value
                                                      ----------                                                    -----
TOTAL INVESTMENTS IN SECURITIES
   (Cost $44,310,736*)                                 99.5%                                                       $45,205,880

OTHER ASSETS IN EXCESS OF LIABILITIES                   0.5%                                                           236,586
                                                      -----                                                       ------------

NET ASSETS                                            100.0%                                                       $45,442,466
                                                      =====                                                       ============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE:
        Institutional Shares
             ($44,640,804 / 4,245,229)                                                                                $10.52
        AFBA Five Star Shares                                                                                         ======
             ($801,662 / 76,106)                                                                                      $10.53
                                                                                                                      ======

----------------

* Cost for Federal income tax purposes is $44,342,709. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

             Excess of value over tax cost.......     $  1,013,604
             Excess of tax cost over value.......     $   (150,433)

-------------------------------------------------------------------------------

                         INTERMEDIATE FIXED INCOME FUND

                         Maturity Schedule of Portfolio

                                November 30, 1996

                                   (Unaudited)


      Maturity Period        Amount Par         Percentage of Portfolio
    --------------------   -------------        ------------------------
                                                                 (cum)

       1 -  6 months         $3,566,000               8.06%       8.06%
       7 - 12 months          2,760,000               6.24%      14.30%
      13 - 18 months            500,000               1.13%      15.43%
      19 - 24 months          3,700,000               8.37%      23.80%
      25 - 36 months          6,000,000              13.57%      37.37%
      37 - 48 months          2,364,004               5.34%      42.71%
      49 - 60 months          4,950,300              11.19%      53.90%
    Over   60 months         20,390,450              46.10%     100.00%
                           -------------        ------------
                            $44,230,754             100.00%
                           -------------        ------------

                           Average Weighted Maturity - 4.9
                           years

--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           Statements of Operations
                  For the Six Months Ended November 30, 1996
                                  (Unaudited)

                                                                                    Intermediate
                                                          Value Equity              Fixed Income
                                                              Fund                      Fund
                                                      --------------------      --------------------
INVESTMENT INCOME:
     Interest                                                     $94,303                $1,407,146
     Dividends                                                  1,226,870                       ---
                                                      --------------------      --------------------
          TOTAL INVESTMENT INCOME                               1,321,173                 1,407,146
                                                      --------------------      --------------------

EXPENSES:
     Investment advisory fees                                     330,469                    77,690
     Administration fees                                           68,848                    27,746
     Accounting agent fees                                         26,892                    13,778
     Custodian fees                                                 9,206                     5,118
     Directors' fees                                                3,420                     1,379
     Transfer agent fees                                           23,471                    16,907
     Legal                                                         11,399                     4,597
     Audit                                                          7,990                     3,671
     Registration fees                                              3,785                     3,710
     Pricing service fees                                             978                     3,535
     Other                                                         21,360                    16,416
                                                      --------------------      --------------------
                                                                  507,818                   174,547
     Fees waived by Investment Adviser                            (94,326)                  (30,632)
     Fees waived by Administrator                                 (10,465)                   (9,870)
                                                      --------------------      --------------------
               TOTAL EXPENSES                                     403,027                   134,045
                                                      --------------------      --------------------
NET INVESTMENT INCOME                                             918,146                 1,273,101
                                                      --------------------      --------------------


REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
     Net realized gain (loss) from investments                  3,424,251                    26,502
     Net unrealized appreciation
          (deperciation) on investments                        11,027,424                 1,370,650
                                                      --------------------      --------------------
     Net gain (loss) on investments                            14,451,675                 1,397,152
                                                      --------------------      --------------------


NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM  OPERATIONS                                         $15,369,821                $2,670,253
                                                      ====================      ====================

                See Accompanying Notes to Financial Statements.

                              M.S.D.&T. Funds, Inc.
                       Statements of Changes in Net Assets


                                                                                           Intermediate
                                                  Value                                        Fixed              Intermediate
                                               Equity Fund              Value               Income Fund               Fixed
                                                 For the             Equity Fund              For the              Income Fund
                                             Six Months Ended       For the Year           Six Months Ended       For the Year
                                             November 30, 1996     Ended May 31, 1996     November 30, 1996    Ended May 31, 1996
                                             ------------------   --------------------   -------------------  ---------------------
                                                (Unaudited)                                  (Unaudited)
INCREASE (DECREASE) IN
       NET ASSETS:
Operations:
       Net investment income                          $918,146            $2,385,328             $1,273,101             $2,448,392
       Net gain (loss) on investments              $14,451,675           $13,463,650             $1,397,152            ($1,092,759)
                                             ------------------   --------------------   -------------------  ---------------------
       Net increase (decrease) in net assets
           resulting from operations                15,369,821            15,848,978              2,670,253              1,355,633
                                             ------------------   --------------------   -------------------  ---------------------
Distributions to shareholders from:
       Net investment income
           Institutional Class
            ($.14, $.35, $.30, and $.59 per
            share, respectively)                    (1,031,160)           (2,496,063)            (1,257,406)            (2,444,640)
           AFBA Five Star Class
            ($.13, $.10, $.28 and $.28 per
            share, respectively)                        (6,156)                 (375)               (15,695)                (3,752)
       Net realized capital gains
           Institutional Class
           ($.00, $.71, $.00, and $.00 per
            share, respectively)                           ---            (4,969,957)                   ---                    ---
                                             ------------------   --------------------   -------------------  ---------------------
              Total distributions to
                 shareholders                       (1,037,316)           (7,466,395)            (1,273,101)            (2,448,392)
                                             ------------------   --------------------   -------------------  ---------------------
Capital Share Transactions:
       Proceeds of shares sold
           Institutional Class                       7,860,835            23,438,948              3,660,910             12,256,511
           AFBA Five Star Class                        926,098               316,761                424,439                354,044
       Cost of shares redeemed
           Institutional Class                      (8,133,302)          (20,452,056)            (5,118,976)           (12,858,524)
           AFBA Five Star Class                        (16,417)                 (100)                (3,107)                (2,093)
       Value of shares issued in
           reinvestment of dividends
           Institutional Class                         639,863             4,599,394                622,867              1,138,177
           AFBA Five Star Class                          6,193                   369                 11,115                    949
                                             ------------------   --------------------   -------------------  ---------------------
Increase (decrease) in net assets
       derived from capital share
       transactions                                  1,283,270             7,903,316               (402,752)               889,064
                                             ------------------   --------------------   -------------------  ---------------------
TOTAL INCREASE (DECREASE)
       IN NET ASSETS                                15,615,775            16,285,899                994,400               (203,695)
NET ASSETS:
       Beginning of period                         107,563,288            91,277,389             44,448,066             44,651,761
                                             ------------------   --------------------   -------------------  ---------------------
       End of period                              $123,179,063          $107,563,288            $45,442,466            $44,448,066
                                             ==================   ====================   ===================  =====================

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  VALUE EQUITY FUND
                    ---------------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                    ---------------------------------------------------------------------------------------

                    FOR THE SIX
                    MONTHS ENDED
                    NOVEMBER 30,                              FOR THE YEARS ENDED
                        1996         MAY 31, 1996  MAY 31, 1995  MAY 31, 1994  MAY 31, 1993  MAY 31, 1992
                    ------------     ------------  ------------  ------------  ------------  ------------
                    (UNAUDITED)
Net Asset Value,
 Beginning of
 Period...........    $  14.58         $  13.42      $ 12.14       $ 12.39       $ 11.36       $ 10.69
                      --------         --------      -------       -------       -------       -------
Income From
 Investment
 Operations:
 Net Investment
  Income..........        0.13             0.33         0.35          0.29          0.29          0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.....        1.93             1.89         1.55         (0.18)         1.13          0.66
                      --------         --------      -------       -------       -------       -------
     Total From
      Investment
      Operations..        2.06             2.22         1.90          0.11          1.42          0.99
                      --------         --------      -------       -------       -------       -------
Less Distributions:
 Dividends to
  Shareholders
  from Net
  Investment
  Income..........       (0.14)           (0.35)       (0.34)        (0.28)        (0.30)        (0.32)
 Distributions to
  Shareholders
  from Net Capital
  Gains...........        0.00            (0.71)       (0.28)        (0.08)        (0.09)          --
                      --------         --------      -------       -------       -------       -------
     Total
      Distributions      (0.14)           (1.06)       (0.62)        (0.36)        (0.39)        (0.32)
                      --------         --------      -------       -------       -------       -------
Net Asset Value,
 End of Period....    $  16.50         $  14.58      $ 13.42       $ 12.14       $ 12.39       $ 11.36
                      ========         ========      =======       =======       =======       =======

-----------------------------------------------------------------------------------------------------------
Total Return......       14.24%           17.24%       16.22%         0.87%        12.87%         9.51%
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data Net Assets,
  End of Period
  (000)...........    $121,776         $107,233      $91,277       $53,240       $46,754       $17,463
 Ratio of Expenses
  to Average Net
  Assets..........        0.73%(1)(3)      0.73%(1)     0.73%(1)      0.68%(1)      0.68%(1)      0.68%(1)
 Ratio of Net
  Income to
  Average Net
  Assets..........        1.67%(3)         2.38%        2.99%         2.41%         2.68%         3.05%
Portfolio turnover
 rate.............       21.44%           45.15%       33.26%        61.16%        11.99%         9.57%
Average commission
 rate(5)..........    $ 0.0637              N/A          N/A           N/A           N/A           N/A


                    --------------------------------
                                AFBA FIVE
                               STAR SHARES
                    --------------------------------
                                      FOR THE PERIOD
                     FOR THE SIX       DECEMBER 1,
                    MONTHS ENDED         1995(4)
                    NOVEMBER 30,       TO MAY 31,
                        1996              1996
                    -------------    ---------------
                     (UNAUDITED)
Net Asset Value,
 Beginning of
 Period...........     $ 14.56           $13.61
                       -------           ------
Income From
 Investment
 Operations:
 Net Investment
  Income..........        0.11             0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.....        1.93             0.91
                       -------           ------
     Total From
      Investment
      Operations..        2.04             1.05
                       -------           ------
Less Distributions
 Dividends to
  Shareholders
  from Net
  Investment
  Income..........       (0.13)           (0.10)
 Distributions to
  Shareholders
  from Net Capital
  Gains...........        0.00             0.00
                       -------           ------
     Total
      Distribution       (0.13)           (0.10)
                       -------           ------
Net Asset Value,
 End of Period....     $ 16.47           $14.56
                       =======           ======

----------------------------------------------------
Total Return......       14.09%            7.72%
----------------------------------------------------
Ratios/Supplemental
 Data Net Assets,
  End of Period
  (000)...........     $ 1,403           $  330
 Ratio of Expenses
  to Average Net
  Assets..........        0.98%(2)(3)      0.98%(2)(3)
 Ratio of Net
  Income to
  Average Net
  Assets..........        1.34%(3)         2.36%(3)
Portfolio turnover
 rate.............       21.44%           45.15%
Average commission
 rate(5)..........     $0.0637              N/A


-------
(1) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1996 and the years ended May 31, 1996, May 31, 1995, May 31, 1994, May 31, 1993, and May 31, 1992, would have been .92%, .89%, .89%, .87%, .88%, and
    .96%, (annualized), respectively.
(2) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1996 and the period ended May 31, 1996 would have been 1.17% and 1.15%, (annualized), respectively.
(3) Annualized.
(4) Commencement of Operations.
(5) Computed by dividing the total amount of commission paid by the total num-ber of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. beginning 1996.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        INTERMEDIATE FIXED INCOME FUND
                            -------------------------------------------------------------------------------

                                              INSTITUTIONAL SHARES
                            -------------------------------------------------------------------------------


                               FOR THE SIX                FOR THE YEARS ENDED
                              MONTHS ENDED      MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,
                            NOVEMBER 30, 1996    1996        1995        1994        1993        1992
                            -----------------   -------     -------     -------     -------     -------
                               (UNAUDITED)
Net Asset Value, Beginning
 of Period.................      $ 10.19        $ 10.43     $ 10.10     $ 10.55     $ 10.31     $  9.97
                                 -------        -------     -------     -------     -------     -------
Income From Investment
 Operations:
 Net Investment Income.....         0.30           0.59        0.56        0.50        0.56        0.60
 Net Realized and
  Unrealized Gain (Loss) on
  Investments..............         0.33          (0.24)       0.33       (0.39)       0.24        0.34
                                 -------        -------     -------     -------     -------     -------
  Total From Investment
   Operations..............         0.63           0.35        0.89        0.11        0.80        0.94
                                 -------        -------     -------     -------     -------     -------
Less Distributions:
 Dividends to Shareholders
  from Net Investment
  Income...................        (0.30)         (0.59)      (0.56)      (0.50)      (0.56)      (0.60)
 Distributions to
  Shareholders from Net
  Capital Gains............           --             --          --       (0.06)         --          --
                                 -------        -------     -------     -------     -------     -------
   Total Distributions.....        (0.30)         (0.59)      (0.56)      (0.56)      (0.56)      (0.60)
                                 -------        -------     -------     -------     -------     -------
Net Asset Value, End of
 Period....................      $ 10.52        $ 10.19     $ 10.43     $ 10.10     $ 10.55     $ 10.31
                                 =======        =======     =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------------
Total Return...............         6.24%          3.38%       9.13%       0.94%       7.94%       9.68%
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period
  (000)....................      $44,641        $44,102     $44,652     $35,008     $28,078     $17,549
 Ratio of Expenses to
  Average Net Assets.......         0.60%(1)(3)    0.60%(1)    0.60%(1)    0.55%(1)    0.55%(1)    0.55%(1)
 Ratio of Net Income to
  Average..................         5.74%(3)       5.66%       5.56%       4.75%       5.32%       5.76%
 Portfolio turnover rate...        10.41%         52.79%      22.01%      48.58%      12.29%      13.76%


                             -------------------------------
                                      AFBA FIVE
                                     STAR SHARES
                             -------------------------------
                                                  FOR THE
                             FOR THE SIX          PERIOD
                             MONTHS ENDED       DECEMBER 1,
                             NOVEMBER 30,         1995(4)
                                 1996         TO MAY 31, 1996
                             ------------     ---------------
                             (UNAUDITED)
Net Asset Value, Beginning
 of Period.................     $10.20            $10.61
                                ------            ------
Income From Investment
 Operations:
 Net Investment Income.....       0.28              0.28
 Net Realized and
  Unrealized Gain (Loss) on
  Investments..............       0.33             (0.41)
                                ------            ------
  Total From Investment
   Operations..............       0.61             (0.13)
                                ------            ------
Less Distributions:
 Dividends to Shareholders
  from Net Investment
  Income...................      (0.28)            (0.28)
 Distributions to
  Shareholders from Net
  Capital Gains............       0.00                --
                                ------            ------
   Total Distributions.....      (0.28)            (0.28)
                                ------            ------
Net Asset Value, End of
 Period....................     $10.53            $10.20
                                ======            ======
------------------------------------------------------------
Total Return...............       6.04%            (1.23)%
------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period
  (000)....................     $  802            $  346
 Ratio of Expenses to
  Average Net Assets.......       0.90%(2)(3)       0.90%(2)(3)
 Ratio of Net Income to
  Average..................       5.46%(3)          5.50%(3)
 Portfolio turnover rate...      10.41%            52.79%

--------
(1) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1996 and the years ended May 31, 1996, May 31, 1995, May 31, 1994, May 31, 1993, and May 31, 1992, would have been .78%, .72%, .70%, .66%, .64%, and
    .72%, (annualized), respectively.
(2) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the the six months ended November 30, 1996 and the period ended May 31, 1996 would have been 1.08% and 1.06%, (annualized), respectively.
(3) Annualized.
(4) Commencement of Operations.

                See Accompanying Notes to Financial Statements

                             M.S.D.&T. Funds, Inc.
                         Notes to Financial Statements
                                  (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     M.S.D.&T. Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of Incorporation of the Company authorize the Board of Directors to issue up to ten billion shares, having a par value of $.001 per share. The Company is a series fund which is currently authorized to issue ten classes of common stock, which represent interests of eight investment portfolios: the Prime Money Market Fund (Class A), the Government Money Market Fund (Class B), the Tax-Exempt Money Market Fund (Class C), the Tax-Exempt Money Market Fund (Trust) (Class D), the Value Equity Fund (Class E and Class E - Special Series 1), the Intermediate Fixed Income Fund (Class F and Class F - Special Series 1), the Maryland Tax-Exempt Bond Fund (Class G) and the International Equity Fund (Class H). Class E shares (Institutional Shares) and Class E - Special Series 1 shares (AFBA Five Star Shares) of the Value Equity Fund and Class F shares (Institutional Shares) and Class F - Special Series 1 shares (AFBA Five Star Shares) of the Intermediate Fixed Income Fund represent each pro rata interest in the respective Fund and bear the same fees and expenses, except that AFBA Five Star Shares of a Fund bear the fees that are payable under a Service Plan (the "Service Plan") adopted by the Board of Directors and each class bears certain class specific expenses, such as transfer agent fees, printing fees and shares registration fees. The financial statements herein relate to the Value Equity and the Intermediated Fixed Income Fund (the "Funds").

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A) Security Valuation: Investments held by the Value Equity Fund and Intermediate Fixed Income Fund are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued at the mean of the most recent available quoted bid and asked prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and asked prices provided by investment dealers. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of each Fund will fluctuate as the values of investment portfolios change.

B)   Security Transactions and Investment Income:   Security transactions are
accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets , liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets. The investment income and expenses (other than the expenses incurred under the Service Plan and class specific expenses) and realized and unrealized gains and losses on the investments are allocated to the separate classes of shares of each Fund based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

C) Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly to shareholders of the Intermediate Fixed Income Fund and are declared and paid quarterly to shareholders of the Value Equity Fund. Any net realized capital gains are distributed annually.

Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements - Continued
                                  (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES - Continued

D) Federal Income Taxes: Each of the Funds is a separate taxable entity and intends to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

Under current tax law, capital losses and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following losses will be treated as arising on the first day of fiscal year ended May 31, 1997.

                                       Capital Losses
                                          Deferred
                                       ---------------

Intermediate Fixed Income Fund            73,725

F) Repurchase Agreements: The Value Equity Fund and Intermediate Fixed Income Fund may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily.

2.   INVESTMENT ADVISER, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

     Mercantile-Safe Deposit and Trust Company ("Mercantile") provides investment advisory and administration services to each Fund pursuant to Investment Advisory Agreements and an Administration Agreement. For its services as Adviser, Mercantile receives an advisory fee computed daily and payable monthly at an annual rate of .60% of the average daily net assets of the Value Equity Fund and .35% of the average daily net assets of the Intermediate Fixed Income Fund. For its services as Administrator, Mercantile receives an administration fee computed daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund. Mercantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund.

     Under the Service Plan with respect to AFBA Five Star Shares institutions ("Service Organizations") agree to provide support services to their clients who are the beneficial owners of AFBA Five Star Shares of the Value Equity and Intermediate Fixed Income Funds. For these services, the Funds agree to pay the Service Organizations an annual rate of .25% of the average daily net assets of each Fund's outstanding AFBA Five Star Shares.

     Shares in each Fund are sold on a continuous basis without a sales load by the Company's distributor, BISYS Fund Services ("the Distributor"). The Distributor receives no fee for these services.

     Directors of the Company each receive from the Company an annual fee of $3,500 and a fee of $1,625 for each Board meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company for serving as officers. No person who is a director, officer or employee of the Adviser serves as a director, officer or employee of the Company. During the six months ended November 30, 1996, the Funds paid legal fees to a law firm, a partner of which serves as Secretary of the Company.

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements - Continued
                                  (Unaudited)


3. NET ASSETS

   At November 30, 1996, net assets consisted of the following:


                                                                 Value                              Intermediate
                                                                Equity                              Fixed Income
                                                                 Fund                                   Fund
                                                            --------------                        ---------------
Capital Paid-In
   Institutional Class                                        $ 87,228,704                            $43,903,593
   AFBA Five Star Class                                          1,232,904                                785,347
Accumulated Realized Gain (Loss) on Investments                  4,163,964                               (134,922)
Net Unrealized Appreciation (Depreciation)
    on Investments                                              30,229,930                                895,144
Undistributed Net Investment Income
   (Distribution in Excess of Net
   Investment Income)                                              323,561                                 (6,696)
                                                            --------------                        ---------------
                                                              $123,179,063                            $45,442,466
                                                            ==============                        ===============

4. CAPITAL STOCK
   Transactions in shares of the Company are summarized as follows:


                                                                       Value Equity Fund
                                 -------------------------------------------------------------------------------------------------
                                            Institutional Shares                           AFBA Five Star Shares
                                 ---------------------------------------------    ------------------------------------------------
                                  For the Six Months           For the Year          For the Six Months            For the Period
                                        Ended                    Ended                     Ended                      Ended
                                  November 30, 1996           May 31, 1996           November 30, 1996             May 31, 1996
                                 ---------------------------------------------    ------------------------------------------------
Shares Sold                                 531,809                1,678,924                   63,086                      22,663
Shares Redeemed                            (552,450)              (1,459,804)                  (1,071)                         (7)
Shares Reinvested                            43,369                  335,598                      490                          25
                                 -------------------       ------------------      -------------------          ------------------
Net Increase (Decrease) in
 Shares.                                     22,728                  554,718                   62,505                      22,681
Shares Outstanding:
    Beginning of Period                   7,356,638                6,801,920                   22,681                           0
                                 -------------------       ------------------      -------------------          ------------------
    End of Period                        7,379,366                 7,356,638                   85,186                      22,681
                                 ===================       ==================      ===================          ==================


                                                                Intermediate Fixed Income Fund
                                 -------------------------------------------------------------------------------------------------
                                              Institutional Shares                         AFBA Five Star Shares
                                 --------------------------------------------      -----------------------------------------------
                                 For the Six Months             For the Year       For the Six Months            For the Period
                                        Ended                      Ended                  Ended                      Ended
                                  November 30, 1996             May 31, 1996        November 30, 1996             May 31, 1996
                                 --------------------------------------------      -----------------------------------------------
Shares Sold                                 355,707                1,170,604                   41,383                      34,055
Shares Redeemed                            (498,695)              (1,232,150)                    (299)                       (204)
Shares Reinvested                            60,756                  108,696                    1,079                          92
                                 -------------------       ------------------      -------------------          ------------------
Net Increase (Decrease) in
 Shares.                                    (82,232)                  47,150                   42,163                      33,943
Shares Outstanding:
    Beginning of Period                   4,327,461                4,280,311                   33,943                           0
                                 -------------------       ------------------      -------------------          ------------------
    End of Period                         4,245,229                4,327,461                   76,106                      33,943
                                 -------------------       ------------------      -------------------          ------------------

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements - Concluded
                                  (Unaudited)

5.  PURCHASES & SALES OF SECURITIES
    For the six months ended November 30, 1996, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:


                                                                U.S.         U.S.
                                                             Government   Government
                                  Purchases *    Sales *     Purchases       Sales
                                  -----------  ---------     ---------       -----
Value Equity Fund                 $24,192,501  $20,489,091            $0   $2,761,484
Intermediate Fixed Income Fund      2,493,860            0     1,994,688    5,737,306


* (excluding short-term and U.S. Government securities)

6.  CAPITAL LOSS CARRYOVERS
    At May 31, 1996, the following Funds had capital loss carryovers:.


                                           Capital Loss              Expiration
                                            Carryover                   Year
                                            ---------                   ----
         Intermediate Fixed Income Fund         65,316                  2003

The capital loss carryovers are available to offset possible future capital gains, if any, of the Fund.

--------------------------------------------------------------------------------

                           IMPORTANT TAX INFORMATION

During the calendar year ended December 31, 1996:

    35.9% of the distributions paid by the Value Equity Fund were derived from net investment income and short-term capital gains and are taxable as ordinary income and 64.1% were derived from long term capital gains and are taxable at the long term capital gain rate. Of such distributions derived from net investment income and short-term capital gains, 100% qualify for the dividends received deduction available to corporate shareholders.

    100.0% of the distributions paid by the Intermediate Fixed Income Fund were derived from net investment income and short-term capital gains and are taxable as ordinary income.

--------------------------------------------------------------------------------

                           CAPITAL GAIN DISTRIBUTIONS

During the calendar year of 1996, the M.S.D.&T. Funds distributed capital gains to shareholders of the Value Equity Fund on 12/23/96. The Securities and Exchange Commission requires mutual funds to disclose to shareholders the composition of the capital gain distribution. Pursuant to this requirement, these percentages are listed below:


                           Short-Term    Long-Term
                           ----------    ---------
Value Equity Fund               0%        100.0%


Short-term capital gain distributions are taxable to you as ordinary income. Long-term capital gain distributions are taxable to you as long term capital gains.

--------------------------------------------------------------------------------

Investment Adviser and Administrator:

[LETTERHEAD OF MERCANTILE-SAFE DEPOSIT & TRUST COMPANY APPEARS HERE]

MERCANTILE-SAFE DEPOSIT & TRUST COMPANY
Affiliate Merchantile Bankshares Corporation
Baltimore, Maryland

Custodian:
Fifth Third Bank
Cincinnati, Ohio

Transfer Agent:
BISYS Fund Services Ohio, Inc.
Columbus, Ohio

Distributor:
BISYS Fund Services
Columbus, Ohio

AFBA Industrial Bank is a wholly-owned subsidiary of Armed Forces Benefit Services, Inc. AFBA Industrial Bank is not affiliated with AEGON USA, Mercantile-Safe Deposit and Trust,BISYS Fund Services Ohio, Inc., BISYS Fund Services or Fifth Third Bank.

This report is submitted for the general information of the shareholders of the AFBA Five Star Shares of the M.S.D.&T. Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by the current Prospectus.

Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile-Safe Deposit and Trust Co. or AFBA Industrial Bank, their parent companies or affiliates and are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corp., the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal.